APPENDIX I

                     UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                     FORM 24F-2
           Annual Notice of Securities Sold
               Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.  Name and address of issuer:

    The Managers Funds
    40 Richards Ave.
    Norwalk, CT 06854
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2.  The name of each series or class of securities for
    which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ---

    Managers Money Market Fund

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3.  Investment Company Act File Number: 811-3752

Securities Act File Number: 2-84012
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4. (a)  Last day of fiscal year for which this notice
is filed:

    November 30, 2001
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4.  (b)  Check box if this Form is being filed late
         (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
         Instruction A.2)

         ----

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4. (c) Check box if this is the last time the issuer
will be filing this Form.

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5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the fiscal year in pursuant to section 24(f):

                                          $636,689,763
                                       ------------
(ii)	 Aggregate price of securities redeemed or
        repurchased during the fiscal year:

                   $667,570,973
                ------------
(iii)	Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
    registration fees payable to the Commission:

              $          0
                ------------

	   (iv)  Total available redemption credits [add
         Items 5 (ii) and 5 (iii)]:

                                       $   667,570,973
                                    ---------------

(v)	  Net sales - if Item 5 (i) is greater than
         Item 5 (iv) [subtract Item 5 (iv) from
         Item 5 (i)]:

                                       $             0
                                    ---------------


(vi)	 Redemption credits available for use in
Future 	years - if Item 5 (i) is less than 5
(iv)	[subtract Item 5 (iv) from Item 5(I)]:

           $  30,881,210
                 -------------

	(vii)	 Multiplier for determining registration fee
        (See Instruction C. 9):

                                              x.000092
                                     --------------

(viii)	Registration fee due [multiply Item 5 (v) by
         Item 5 (vii)] (enter "0" if no fee is due):

                                       =$            0
                                    ---------------
                                    ---------------

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6.	Prepaid Shares

If the response to item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
0 if there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

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7.	Interest due - if this Form is being filed
   more than 90 days after the end of the
   issuer'sfiscal year (see Instruction D):

                                       + $        0
                                    -------------

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8.	Total of the amount of the registration fee due
plus any interest due[line 5 (viii) plus line 7]:

                                       =$         0
                                    -------------

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9.	Date the registration fee and any interest payment
was sent to the Commission's lockbox depository:


Method of Delivery:

                     Wire Transfer
	----
                     Mail or other means
	----
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                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Donald S. Rumery
	         -----------------------
                              Donald S. Rumery,
                              Treasurer

Date:	February 4, 2002
	  ----------------

*Please print the name and title of the signing officer below the signature.

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